Document and Entity Information	May 01, 2024
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	Morgan Stanley ETF Trust
Entity Central Index Key	0001676326
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2024
Document Effective Date	May 01, 2024
Prospectus Date	Dec. 16, 2023
Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF
Prospectus:
Trading Symbol	EVTR